Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	18	33
Less than 12 Months, Fair Value	$ 48,029	$ 101,820
Less than 12 Months, Unrealized losses	414	3,387
12 Months or more, # of Securities	16	13
12 Months or more, Fair Value	59,258	38,546
12 Months or more, Unrealized losses	9,401	8,698
Total, # of Securities	34	46
Total, Fair Value	107,287	140,366
Total, Unrealized losses	9,815	12,085
Trust preferred securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized losses
12 Months or more, # of Securities	9	9
12 Months or more, Fair Value	36,179	35,789
12 Months or more, Unrealized losses	8,234	8,615
Total, # of Securities	9	9
Total, Fair Value	36,179	35,789
Total, Unrealized losses	8,234	8,615
Municipal securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	5	2
Less than 12 Months, Fair Value	4,179	3,094
Less than 12 Months, Unrealized losses	58	149
12 Months or more, # of Securities	2	3
12 Months or more, Fair Value	3,059	2,627
12 Months or more, Unrealized losses	186	81
Total, # of Securities	7	5
Total, Fair Value	7,238	5,721
Total, Unrealized losses	244	230
Equity securities [Member]
Schedule of investments gross unrealized losses and fair value
12 Months or more, # of Securities		1
12 Months or more, Fair Value		130
12 Months or more, Unrealized losses		2
Total, # of Securities		1
Total, Fair Value		130
Total, Unrealized losses		2
Corporate bonds [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	5	27
Less than 12 Months, Fair Value	15,604	91,046
Less than 12 Months, Unrealized losses	110	2,928
12 Months or more, # of Securities	5
12 Months or more, Fair Value	20,020
12 Months or more, Unrealized losses	981
Total, # of Securities	10	27
Total, Fair Value	35,624	91,046
Total, Unrealized losses	1,091	2,928
U.S. sponsored entities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	8	1
Less than 12 Months, Fair Value	28,246	4,596
Less than 12 Months, Unrealized losses	246	8
12 Months or more, # of Securities
12 Months or more, Fair Value
12 Months or more, Unrealized losses
Total, # of Securities	8	1
Total, Fair Value	28,246	4,596
Total, Unrealized losses	246	8
Private label [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities		3
Less than 12 Months, Fair Value		3,084
Less than 12 Months, Unrealized losses		302
Total, # of Securities		3
Total, Fair Value		3,084
Total, Unrealized losses		302
Subtotal mortgage-backed securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities		4
Less than 12 Months, Fair Value		7,680
Less than 12 Months, Unrealized losses		310
Total, # of Securities		4
Total, Fair Value		7,680
Total, Unrealized losses		$ 310